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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                                 1275 Pennsylvania Avenue, NW
                                                 Washington, D.C. 20004-2415
                                                 202.383.0100  fax 202.637.3593
                                                 www.sutherland.com
ATLANTA AUSTIN HOUSTON
NEW YORK  WASHINGTON DC
W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com
        ----------------------------

September 20, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

Re:  Pre-Effective Amendment No. 1
     Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E
     File Nos. 333-176654/811-04001
     Preference Premier(R) Variable Annuity Contracts Issued by Metropolitan Life Insurance Company (offered on and after October 7, 2011)

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933 ("Securities Act") Pre-Effective Amendment No. 1 (the "Amendment") to the Account's registration statement on Form N-4 ("Registration Statement") for certain variable annuity contracts to be issued through the Account. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("SEC Staff") on the initial registration statement. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the Securities Act, the Company and the principal underwriter have submitted requests for acceleration of effectiveness of the Amendment to October 7, or as soon thereafter as is reasonably practicable. The Company very much appreciates any assistance the SEC staff can provide in meeting such requests.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.

Sincerely,


/s/ W. Thomas Conner
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W. Thomas Conner

Attachment

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cc:  Patrice M. Pitts, Esq.
     Myra Saul, Esq.
     Trina Sandoval, Esq.